                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 3555 Farnam Street
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Senior Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


     (s) Marc D. Hamburg               Omaha, NE               May 15, 2012
----------------------------   ------------------------   ----------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   -----------------------------------------------
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 14

Form 13F Information Table Entry Total:           106

Form 13F Information Table Value Total:   $75,300,250
                                           (thousands)

Confidential information has been omitted from the Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   -------------------------------------------------
1.    28-2226                Berkshire Hathaway Homestate Insurance Company
2.    28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
3.    28-14389               BH Finance LLC
4.    28-554                 Buffett, Warren E.
5.    28-1517                Columbia Insurance Co.
6.    28-06102               Cypress Insurance Company
7.    28-11217               Fechheimer Brothers Company
8.    28-852                 GEICO Corp.
9.    28-12941               Medical Protective Corp.
10.   28-1066                National Fire & Marine
11.   28-718                 National Indemnity Co.
12.   28-5006                National Liability & Fire Ins. Co.
13.   28-11222               Nebraska Furniture Mart
14.   28-12947               U.S. Investment Corp.

                             Berkshire Hathaway Inc.
                           Form 13F Information Table
                                 March 31, 2012

                                                             Shares or
                         Title                Market Value   Principal    Investment      Other         Voting Authority
Name of Issuer          of Class     CUSIP   (In Thousands)    Amount     Discretion     Managers      Sole    Shared   None
-------------------- ------------- --------- -------------- ----------- -------------- ----------- ----------- ------ -------
AMERICAN EXPRESS CO  COM           025816109        112,951   1,952,142 Shared-Defined 4             1,952,142     --      --
AMERICAN EXPRESS CO  COM           025816109        996,662  17,225,400 Shared-Defined 4, 5         17,225,400     --      --
AMERICAN EXPRESS CO  COM           025816109         48,593     839,832 Shared-Defined 4, 7            839,832     --      --
AMERICAN EXPRESS CO  COM           025816109        112,428   1,943,100 Shared-Defined 4, 8, 11      1,943,100     --      --
AMERICAN EXPRESS CO  COM           025816109        462,570   7,994,634 Shared-Defined 4, 10         7,994,634     --      --
AMERICAN EXPRESS CO  COM           025816109      6,958,005 120,255,879 Shared-Defined 4, 11       120,255,879     --      --
AMERICAN EXPRESS CO  COM           025816109         80,987   1,399,713 Shared-Defined 4, 13         1,399,713     --      --
BANK OF NEW YORK
   MELLON CORP       COM           064058100         43,287   1,793,915 Shared-Defined 2, 4, 11      1,793,915     --      --
BANK OF NEW YORK
   MELLON CORP       COM           064058100         92,021   3,813,551 Shared-Defined 4, 8, 11      3,813,551     --      --
CVS CAREMARK
   CORPORATION       COM           126650100        318,371   7,106,500 Shared-Defined 4, 8, 11      7,106,500     --      --
COCA COLA CO         COM           191216100         29,604     400,000 Shared-Defined 4               400,000     --      --
COCA COLA CO         COM           191216100      2,970,880  40,141,600 Shared-Defined 4, 5         40,141,600     --      --
COCA COLA CO         COM           191216100         67,497     912,000 Shared-Defined 4, 6            912,000     --      --
COCA COLA CO         COM           191216100        533,286   7,205,600 Shared-Defined 4, 8, 11      7,205,600     --      --
COCA COLA CO         COM           191216100        676,392   9,139,200 Shared-Defined 4, 10         9,139,200     --      --

                                                             Shares or
                         Title                Market Value   Principal    Investment      Other         Voting Authority
Name of Issuer          of Class     CUSIP   (In Thousands)    Amount     Discretion     Managers      Sole    Shared   None
-------------------- ------------- --------- -------------- ----------- -------------- ----------- ----------- ------ -------
COCA COLA CO         COM           191216100     10,357,374 139,945,600 Shared-Defined 4, 11       139,945,600     --      --
COCA COLA CO         COM           191216100        131,442   1,776,000 Shared-Defined 4, 12         1,776,000     --      --
COCA COLA CO         COM           191216100         35,525     480,000 Shared-Defined 4, 13           480,000     --      --
CONOCOPHILLIPS       COM           20825C104        455,452   5,992,000 Shared-Defined 4, 8, 11      5,992,000     --      --
CONOCOPHILLIPS       COM           20825C104        151,967   1,999,300 Shared-Defined 4, 10         1,999,300     --      --
CONOCOPHILLIPS       COM           20825C104      1,604,544  21,109,637 Shared-Defined 4, 11        21,109,637     --      --
COSTCO WHSL CORP NEW COM           22160K105        393,469   4,333,363 Shared-Defined 4, 11         4,333,363     --      --
DAVITA INC           COM           23918K108        541,020   6,000,000 Shared-Defined 4, 8, 11      6,000,000     --      --
DIRECTV              COM CL A      25490A101      1,134,800  22,999,600 Shared-Defined 4, 8, 11     22,999,600     --      --
DOLLAR GEN CORP NEW  COM           256677105        168,037   3,637,164 Shared-Defined 4, 8, 11      3,637,164     --      --
GANNETT INC          COM           364730101         26,678   1,740,231 Shared-Defined 4, 11         1,740,231     --      --
GENERAL DYNAMICS
   CORP              COM           369550108        284,503   3,877,122 Shared-Defined 4, 8, 11      3,877,122     --      --
GENERAL ELECTRIC CO  COM           369604103        156,102   7,777,900 Shared-Defined 4             7,777,900     --      --
GENERAL MTRS CO      COM           37045V100        256,500  10,000,000 Shared-Defined 4, 8, 11     10,000,000     --      --
GLAXOSMITHKLINE PLC  SPONSORED ADR 37733W105         67,837   1,510,500 Shared-Defined 4, 11         1,510,500     --      --
INTEL CORP           COM           458140100        217,751   7,745,000 Shared-Defined 4, 8, 11      7,745,000     --      --
INTERNATIONAL
   BUSINESS MACHS    COM           459200101     13,436,163  64,395,700 Shared-Defined 4, 11        64,395,700     --      --
JOHNSON & JOHNSON    COM           478160104        285,112   4,322,500 Shared-Defined 4             4,322,500     --      --
JOHNSON & JOHNSON    COM           478160104        130,248   1,974,648 Shared-Defined 2, 4, 11      1,974,648     --      --
JOHNSON & JOHNSON    COM           478160104        919,274  13,936,841 Shared-Defined 4, 5         13,936,841     --      --

                                                             Shares or
                         Title                Market Value   Principal    Investment      Other         Voting Authority
Name of Issuer          of Class     CUSIP   (In Thousands)    Amount     Discretion     Managers      Sole    Shared   None
-------------------- ------------- --------- -------------- ----------- -------------- ----------- ----------- ------ -------
JOHNSON & JOHNSON    COM           478160104        266,588   4,041,657 Shared-Defined 4, 8, 11      4,041,657     --      --
JOHNSON & JOHNSON    COM           478160104        140,627   2,132,000 Shared-Defined 4, 5, 9       2,132,000     --      --
JOHNSON & JOHNSON    COM           478160104        134,260   2,035,481 Shared-Defined 4, 11         2,035,481     --      --
JOHNSON & JOHNSON    COM           478160104         37,927     575,000 Shared-Defined 4, 14           575,000     --      --
KRAFT FOODS INC      CL A          50075N104        304,080   8,000,000 Shared-Defined 4             8,000,000     --      --
KRAFT FOODS INC      CL A          50075N104        665,763  17,515,481 Shared-Defined 4, 5         17,515,481     --      --
KRAFT FOODS INC      CL A          50075N104        380,100  10,000,000 Shared-Defined 4, 8, 11     10,000,000     --      --
KRAFT FOODS INC      CL A          50075N104      1,615,489  42,501,684 Shared-Defined 4, 11        42,501,684     --      --
LIBERTY MEDIA
   CORPORATION       LIB CAP COM A 530322106        264,450   3,000,000 Shared-Defined 4, 8, 11      3,000,000     --      --
M & T BK CORP        COM           55261F104         47,436     546,000 Shared-Defined 4, 8, 11        546,000     --      --
M & T BK CORP        COM           55261F104         14,317     164,795 Shared-Defined 4, 10           164,795     --      --
M & T BK CORP        COM           55261F104        405,838   4,671,245 Shared-Defined 4, 11         4,671,245     --      --
MASTERCARD INC       CL A          57636Q104        170,319     405,000 Shared-Defined 4, 8, 11        405,000     --      --
MOODYS CORP          COM           615369105        661,787  15,719,400 Shared-Defined 4, 8, 11     15,719,400     --      --
MOODYS CORP          COM           615369105        534,495  12,695,850 Shared-Defined 4, 11        12,695,850     --      --
PROCTER & GAMBLE CO  COM           742718109        294,044   4,375,000 Shared-Defined 4             4,375,000     --      --
PROCTER & GAMBLE CO  COM           742718109      1,363,019  20,280,000 Shared-Defined 4, 5         20,280,000     --      --
PROCTER & GAMBLE CO  COM           742718109        104,848   1,560,000 Shared-Defined 4, 6          1,560,000     --      --
PROCTER & GAMBLE CO  COM           742718109        419,390   6,240,000 Shared-Defined 4, 8, 11      6,240,000     --      --
PROCTER & GAMBLE CO  COM           742718109        419,390   6,240,000 Shared-Defined 4, 10         6,240,000     --      --

                                                             Shares or
                         Title                Market Value   Principal    Investment      Other         Voting Authority
Name of Issuer          of Class     CUSIP   (In Thousands)    Amount     Discretion     Managers      Sole    Shared   None
-------------------- ------------- --------- -------------- ----------- -------------- ----------- ----------- ------ -------
PROCTER & GAMBLE CO  COM           742718109      2,270,296  33,779,136 Shared-Defined 4, 11        33,779,136     --      --
PROCTER & GAMBLE CO  COM           742718109         52,424     780,000 Shared-Defined 4, 12           780,000     --      --
SANOFI               SPONSORED ADR 80105N105         18,929     488,500 Shared-Defined 4, 8, 11        488,500     --      --
SANOFI               SPONSORED ADR 80105N105         19,753     509,742 Shared-Defined 4, 5, 9         509,742     --      --
SANOFI               SPONSORED ADR 80105N105          6,560     169,300 Shared-Defined 4, 10           169,300     --      --
SANOFI               SPONSORED ADR 80105N105        112,225   2,896,133 Shared-Defined 4, 11         2,896,133     --      --
TORCHMARK CORP       COM           891027104          5,799     116,326 Shared-Defined 2, 4, 11        116,326     --      --
TORCHMARK CORP       COM           891027104         33,628     674,592 Shared-Defined 4, 5            674,592     --      --
TORCHMARK CORP       COM           891027104         47,834     959,550 Shared-Defined 4, 10           959,550     --      --
TORCHMARK CORP       COM           891027104        123,895   2,485,350 Shared-Defined 4, 11         2,485,350     --      --
US BANCORP DEL       COM NEW       902973304        265,003   8,365,000 Shared-Defined 4             8,365,000     --      --
US BANCORP DEL       COM NEW       902973304        738,375  23,307,300 Shared-Defined 4, 5         23,307,300     --      --
US BANCORP DEL       COM NEW       902973304        401,680  12,679,300 Shared-Defined 4, 8, 11     12,679,300     --      --
US BANCORP DEL       COM NEW       902973304         68,872   2,174,000 Shared-Defined 4, 5, 9       2,174,000     --      --
US BANCORP DEL       COM NEW       902973304        657,953  20,768,726 Shared-Defined 4, 11        20,768,726     --      --
US BANCORP DEL       COM NEW       902973304         55,282   1,745,000 Shared-Defined 4, 14         1,745,000     --      --
U S G CORP           COM NEW       903293405        293,642  17,072,192 Shared-Defined 4, 11        17,072,192     --      --
UNITED PARCEL
   SERVICE INC       CL B          911312106        115,365   1,429,200 Shared-Defined 4             1,429,200     --      --
VERISK ANALYTICS INC CL A          92345Y106        104,750   2,230,148 Shared-Defined 4, 8, 11      2,230,148     --      --
VIACOM INC NEW       CL B          92553P201         75,541   1,591,670 Shared-Defined 4, 8, 11      1,591,670     --      --

                                                             Shares or
                         Title                Market Value   Principal    Investment      Other         Voting Authority
Name of Issuer          of Class     CUSIP   (In Thousands)    Amount     Discretion     Managers      Sole    Shared   None
-------------------- ------------- --------- -------------- ----------- -------------- ----------- ----------- ------ -------
VISA INC             COM CL A      92826C839        338,071   2,865,008 Shared-Defined 4, 8, 11      2,865,008     --      --
WAL MART STORES INC  COM           931142103         17,748     290,000 Shared-Defined 4               290,000     --      --
WAL MART STORES INC  COM           931142103         10,404     170,000 Shared-Defined 1, 2, 4, 11     170,000     --      --
WAL MART STORES INC  COM           931142103          1,805      29,500 Shared-Defined 2, 4, 11         29,500     --      --
WAL MART STORES INC  COM           931142103        257,040   4,200,000 Shared-Defined 3, 4, 5       4,200,000     --      --
WAL MART STORES INC  COM           931142103         15,606     255,000 Shared-Defined 4, 5            255,000     --      --
WAL MART STORES INC  COM           931142103         15,667     256,000 Shared-Defined 4, 6            256,000     --      --
WAL MART STORES INC  COM           931142103         57,895     946,000 Shared-Defined 4, 8, 11        946,000     --      --
WAL MART STORES INC  COM           931142103        109,487   1,789,000 Shared-Defined 4, 5, 9       1,789,000     --      --
WAL MART STORES INC  COM           931142103         51,959     849,000 Shared-Defined 4, 10           849,000     --      --
WAL MART STORES INC  COM           931142103      2,289,654  37,412,642 Shared-Defined 4, 11        37,412,642     --      --
WAL MART STORES INC  COM           931142103         31,273     511,000 Shared-Defined 4, 14           511,000     --      --
WASHINGTON POST CO   CL B          939640108         55,405     148,311 Shared-Defined 1, 2, 4, 11          --     -- 148,311
WASHINGTON POST CO   CL B          939640108        242,135     648,165 Shared-Defined 4, 10                --     -- 648,165
WASHINGTON POST CO   CL B          939640108        334,085     894,304 Shared-Defined 4, 11                --     -- 894,304
WASHINGTON POST CO   CL B          939640108         13,816      36,985 Shared-Defined 4, 12                --     --  36,985
WELLS FARGO & CO NEW COM           949746101        355,056  10,400,000 Shared-Defined 4            10,400,000     --      --
WELLS FARGO & CO NEW COM           949746101        546,240  16,000,000 Shared-Defined 1, 2, 4, 11  16,000,000     --      --
WELLS FARGO & CO NEW COM           949746101        179,235   5,250,000 Shared-Defined 2, 4, 11      5,250,000     --      --
WELLS FARGO & CO NEW COM           949746101        232,591   6,812,857 Shared-Defined 3, 4, 5       6,812,857     --      --

                                                             Shares or
                         Title                Market Value   Principal    Investment      Other         Voting Authority
Name of Issuer          of Class     CUSIP   (In Thousands)    Amount     Discretion     Managers      Sole    Shared   None
-------------------- ------------- --------- -------------- ----------- -------------- ----------- ----------- ------ -------
WELLS FARGO & CO NEW COM           949746101      2,251,994  65,963,496 Shared-Defined 4, 5         65,963,496     --      --
WELLS FARGO & CO NEW COM           949746101         27,995     820,000 Shared-Defined 4, 6            820,000     --      --
WELLS FARGO & CO NEW COM           949746101         58,038   1,700,000 Shared-Defined 4, 7          1,700,000     --      --
WELLS FARGO & CO NEW COM           949746101      1,134,923  33,243,200 Shared-Defined 4, 8, 11     33,243,200     --      --
WELLS FARGO & CO NEW COM           949746101        327,362   9,588,800 Shared-Defined 4, 5, 9       9,588,800     --      --
WELLS FARGO & CO NEW COM           949746101      1,717,354  50,303,270 Shared-Defined 4, 10        50,303,270     --      --
WELLS FARGO & CO NEW COM           949746101      6,413,390 187,855,585 Shared-Defined 4, 11       187,855,585     --      --
WELLS FARGO & CO NEW COM           949746101         95,182   2,788,000 Shared-Defined 4, 12         2,788,000     --      --
WELLS FARGO & CO NEW COM           949746101         54,956   1,609,720 Shared-Defined 4, 13         1,609,720     --      --
WELLS FARGO & CO NEW COM           949746101         68,280   2,000,000 Shared-Defined 4, 14         2,000,000     --      --
INGERSOLL-RAND PLC   SHS           G47791101         26,299     636,000 Shared-Defined 4               636,000     --      --
   Total                                         75,300,250